Property and Equipment, net (Table)	3 Months Ended
Mar. 31, 2025
Property and Equipment, net
Schedule of property and equipment, net
	March 31, 2025	December 31, 2024
Computers and electronic equipment	$55,532	$55,532
Furniture and fixtures	91,018	91,018
Leasehold improvements	177,865	177,865
Total property and equipment	324,415	324,415
Less: accumulated depreciation	(122,019)	(105,798)
Total property and equipment, net	$202,396	$218,617